Net Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Net Defined Benefit Liabilities
25. Net Defined Benefit Liabilities
25.1 Defined Benefit Plan
The Group operates defined benefit plans which have the following characteristics:

•	The Group has the obligation to pay the agreed benefits to all its current and former employees.

•	The Group assumes actuarial risk (that benefits will cost more than expected) and investment risk.
The net defined benefit liabilities recognized in the consolidated statement of financial position are calculated by the independent actuary in accordance with actuarial valuation method. The defined benefit obligation is calculated using the projected unit credit method. Assumptions based on market data and historical data such as discount rate, future salary increase rate, mortality, and consumer price index are used which are updated annually.
Actuarial assumptions may differ from actual results, due to changes in the market conditions, economic trends, and mortality trends which may affect net defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.
25.2 Changes in net defined benefit liabilities for the years ended December 31, 2024 and 2025, are as follows:

	2024
(In millions of Korean won)	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities(assets)
Beginning	￦	2,362,952	￦	(2,655,173)	￦	(292,221)
Current service cost		216,612		—		216,612
Gains on settlement		(1,751)		—		(1,751)
Interest expense (income)		94,050		(107,712)		(13,662)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		(2,786)		—		(2,786)
Actuarial gains and losses by changes in financial assumptions		145,060		—		145,060
Actuarial gains and losses by experience adjustments		2,670		—		2,670
Return on plan assets (excluding amounts included in interest income)		—		(27,251)		(27,251)
Contributions by the Group		—		(131,400)		(131,400)
Payments from plans (settlement)		(457)		457		—
Payments from plans (benefit payments)		(225,551)		225,551		—
Payments from the Group		(54,902)		—		(54,902)
Transfer in (out)		952		(201)		751
Effect of exchange differences		613		(76)		537
Others		72		(42)		30

Ending*	￦	2,537,534	￦	(2,695,847)	￦	(158,313)

	2025
(In millions of Korean won)	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities(assets)
Beginning	￦	2,537,534	￦	(2,695,847)	￦	(158,313)
Current service cost		228,415		—		228,415
Past service cost		410		—		410
Gains on settlement		(184)		—		(184)
Interest expense (income)		86,257		(93,357)		(7,100)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		(1,718)		—		(1,718)
Actuarial gains and losses by changes in financial assumptions		(25,489)		—		(25,489)
Actuarial gains and losses by experience adjustments		32,440		—		32,440
Return on plan assets (excluding amounts included in interest income)		—		(43,680)		(43,680)
Contributions by the Group		—		(213,439)		(213,439)
Payments from plans (settlement)		(3,841)		3,841		—
Payments from plans (benefit payments)		(230,683)		230,683		—
Payments from the Group		(64,187)		—		(64,187)
Transfer in (out)		833		(422)		411
Effect of exchange differences		(804)		9		(795)
Others		(49)		—		(49)

Ending*	￦	2,558,934	￦	(2,812,212)	￦	(253,278)

*
The net defined benefit assets of ￦ 158,313

million is calculated by subtracting ￦ 100,187 million of net defined benefit liabilities from ￦ 258,500 million of net defined benefit assets as of December 31, 2024. The net defined benefit assets of ￦ 253,278 million is calculated by subtracting ￦ 100,088 million of net defined benefit liabilities from ￦ 353,366 million of net defined benefit assets as of December 31, 2025.

25.3 Details of net defined benefit liabilities as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Present value of defined benefit obligation	￦	2,537,534	￦	2,558,934
Fair value of plan assets		(2,695,847)		(2,812,212)

Net defined benefit liabilities (assets)	￦	(158,313)	￦	(253,278)

25.4 Details of post-employment benefits recognized in profit or loss for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Current service cost	￦	199,882	￦	216,612	￦	228,415
Past service cost		—		—		410
Net interest expense (income) on net defined benefit liabilities		(23,046)		(13,662)		(7,100)
Losses (gains) on settlement		55		(1,751)		(184)

Post-employment benefits *	￦	176,891	￦	201,199	￦	221,541

*
Includes post-employment benefits amounting to ￦ 18,308 million, ￦ 20,326 million and ￦ 24,972 million recognized as insurance service expenses for the years ended December 31, 2023, 2024 and 2025 and ￦ 2,824 million, ￦ 3,302 million, ￦ 3,654 million recognized as other expenses for the years ended December 31, 2023, 2024 and 2025 and ￦ 189 million, ￦ 90 million, ￦ 128 million recognized as prepayment for the years ended December 31, 2023, 2024 and 2025.

25.5 Details of remeasurements of net defined benefit liabilities recognized in other comprehensive income (loss) for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	18,228	￦	27,251	￦	43,680
Actuarial gains and losses		(120,846)		(144,944)		(5,233)
Income tax effect		25,895		31,076		(9,791)
Effect of exchange differences		4,553		1,242		(639)

Remeasurements after income tax expense	￦	(72,170)	￦	(85,375)	￦	28,017

25.6 Details of fair value of plan assets as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Assets quoted in an active market		Assets not quoted in an active market		Total
Cash and due from financial institutions	￦	—	￦	2,601,582	￦	2,601,582
Debt securities		—		93,416		93,416
Investment fund		—		849		849

	￦	—	￦	2,695,847	￦	2,695,847

(In millions of Korean won)	December 31, 2025
	Assets quoted in an active market		Assets not quoted in an active market		Total
Cash and due from financial institutions	￦	—	￦	2,670,983	￦	2,670,983
Debt securities		—		118,108		118,108
Investment fund		—		23,121		23,121

	￦	—	￦	2,812,212	￦	2,812,212

25.7 Details of significant actuarial assumptions used as of December 31, 2024 and 2025, are as follows:

	December 31, 2024	December 31, 2025
Discount rate (%)	3.10~3.70	3.00~4.00
Salary increase rate (%)	0.00~7.00	0.00~7.00
Turnover rate (%)	0.00~38.60	0.00~47.65
Mortality assumptions are based on the experience-based mortality table issued by Korea Insurance Development Institute in 2023.
25.8 Results of sensitivity analysis of significant actuarial assumptions as of December 31, 2025, are as follows:

	Changes in assumptions		Effect on defined benefit obligation
			Increase in assumptions	Decrease in assumptions
Discount rate	0.5	%p	3.25% decrease	3.43% increase
Salary increase rate	0.5	%p	3.43% increase	3.28% decrease
Turnover rate	0.5	%p	0.19% decrease	0.19% increase
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. But in practice, changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in significant actuarial assumptions is calculated using the same projected unit credit method used in calculating the defined benefit obligation recognized in the consolidated statement of financial position.
25.9 Expected maturity analysis of undiscounted pension benefit payments (including expected future benefit) as of December 31, 2025, are as follows:
(In millions of Korean won)

	Up to 1 year		1~2 years		2~5 years		5~10 years		Over 10 years		Total
Pension benefits *	￦	260,746	￦	298,747	￦	877,376	￦	1,381,543	￦	3,695,296	￦	6,513,708

*	Amount determined under the promotion compensation type defined contribution plan is excluded.
The weighted average duration of the defined benefit obligation is 1 ~ 11 years
.
25.10 Reasonable estimation of expected contribution to plan assets for the next annual reporting period after December 31, 2025 is
￦
233,390 million.